Debt (Detail) - Discontinued Operations - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Line of credit	$ 1,000	$ 500
Long-term debt, including amounts due within one year	13,600	17,200
Less: Principal due within one year	(3,900)	(3,600)
Long-term debt	9,700	13,600
Term Loans
Debt Instrument [Line Items]
Long-term debt, including amounts due within one year	13,600	17,200
Term Loans | 2016
Debt Instrument [Line Items]
Long-term debt, including amounts due within one year	3,900	5,700
Term Loans | 2018
Debt Instrument [Line Items]
Long-term debt, including amounts due within one year	$ 9,700	$ 11,500